Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMERICAN GROWTH FUND INC
Prospectus Date	rr_ProspectusDate	Nov. 30, 2017
Supplement [Text Block]	agfi_SupplementTextBlock

American Growth Fund, Inc.

American Growth Fund Series Two

Supplement dated July 19, 2018, to the Prospectus dated November 30, 2017

This Supplement replaces certain information contained in the Prospectus of American Growth Fund Series Two dated November 30, 2017.

Effective immediately, the table titled “Annual Fund Operating Expenses” in the section titled “Fee Table” is deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment) ended July 31, 2017:

Management Fees	1.00%
Distribution and Service (12b-1) fees	0.30%
Other Expenses	13.23%
Acquired Fund fees and expenses (a) (b)	0.04%
Total Annual Fund Operating Expenses	14.57%

(a) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights Table below, which do not include acquired fund fees and expenses.
(b) The acquired fund fees and expenses are based on estimated amounts for the current fiscal year.

Effective immediately, the “Principal Investment Strategy” is deleted and replaced with the following:

Investment Research Corporation (the "Adviser") manages the Fund by searching for companies/investments with growth potential that could show faster growth than markets indexes. The Adviser also looks for securities that are considered undervalued or out of favor with investors or are expected to increase in price over time. We use a consistent approach to build the Fund’s security portfolio which is made up primarily of common stocks involved, in at least some way, in the legal cannabis business. In addition to the principal investment strategy, we may also invest in securities convertible into common stock in companies involved, in at least some way, in the legal cannabis business. Examples of companies associated with the legal cannabis industry could include legally registered publicly traded companies in fields such as agriculture, pharmaceutical, hydroponic or tobacco companies or REITs. These securities may be issued by large companies and also small and mid-sized companies, Micro Cap and Real Estate Investment Trusts (“REITs”). Income through dividend payments is a secondary objective. Income also becomes a Fund objective when it is in a temporary, defensive position. The legal cannabis business does not need to be the sole focus point of a company for Series Two to invest in it nor does it need to account for a majority of its overall revenues. For example, Series Two may invest in Company XYZ, a pharmaceutical company developing uses for medical cannabis even if the revenues produced as a result of the sales of medical cannabis is responsible for less than 5% of XYZ’s overall revenue. The Fund may invest in securities of other investment companies, including exchange-traded funds, to obtain desired exposures.

Effective immediately, the following risks have been added to “Principal risks of investing in the Fund”:

~ Investments in Other Investment Companies Risk - the Fund’s investments in other investment companies will be subject to the risks of the other investment companies’ portfolio securities and the Fund will bear indirectly the fees and expenses of the other investment companies in which it invests.
~ Exchange-Traded Funds (“ETFs”) Risk - The Fund is subject to the risks associated with the securities or other investments in which the ETFs invest. The Fund’s shareholders will indirectly bear fees and expenses paid by the ETFs in which it invests, in addition to the Fund’s direct fees and expenses. An index-based ETF’s performance may not match that of the index it seeks to track. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objective.

AMERICAN GROWTH FUND Series Two
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	agfi_SupplementTextBlock

American Growth Fund, Inc.

American Growth Fund Series Two

Supplement dated July 19, 2018, to the Prospectus dated November 30, 2017

This Supplement replaces certain information contained in the Prospectus of American Growth Fund Series Two dated November 30, 2017.

Effective immediately, the table titled “Annual Fund Operating Expenses” in the section titled “Fee Table” is deleted and replaced with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment) ended July 31, 2017:

Management Fees	1.00%
Distribution and Service (12b-1) fees	0.30%
Other Expenses	13.23%
Acquired Fund fees and expenses (a) (b)	0.04%
Total Annual Fund Operating Expenses	14.57%

(a) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights Table below, which do not include acquired fund fees and expenses.
(b) The acquired fund fees and expenses are based on estimated amounts for the current fiscal year.

Effective immediately, the “Principal Investment Strategy” is deleted and replaced with the following:

Investment Research Corporation (the "Adviser") manages the Fund by searching for companies/investments with growth potential that could show faster growth than markets indexes. The Adviser also looks for securities that are considered undervalued or out of favor with investors or are expected to increase in price over time. We use a consistent approach to build the Fund’s security portfolio which is made up primarily of common stocks involved, in at least some way, in the legal cannabis business. In addition to the principal investment strategy, we may also invest in securities convertible into common stock in companies involved, in at least some way, in the legal cannabis business. Examples of companies associated with the legal cannabis industry could include legally registered publicly traded companies in fields such as agriculture, pharmaceutical, hydroponic or tobacco companies or REITs. These securities may be issued by large companies and also small and mid-sized companies, Micro Cap and Real Estate Investment Trusts (“REITs”). Income through dividend payments is a secondary objective. Income also becomes a Fund objective when it is in a temporary, defensive position. The legal cannabis business does not need to be the sole focus point of a company for Series Two to invest in it nor does it need to account for a majority of its overall revenues. For example, Series Two may invest in Company XYZ, a pharmaceutical company developing uses for medical cannabis even if the revenues produced as a result of the sales of medical cannabis is responsible for less than 5% of XYZ’s overall revenue. The Fund may invest in securities of other investment companies, including exchange-traded funds, to obtain desired exposures.

Effective immediately, the following risks have been added to “Principal risks of investing in the Fund”:

~ Investments in Other Investment Companies Risk - the Fund’s investments in other investment companies will be subject to the risks of the other investment companies’ portfolio securities and the Fund will bear indirectly the fees and expenses of the other investment companies in which it invests.
~ Exchange-Traded Funds (“ETFs”) Risk - The Fund is subject to the risks associated with the securities or other investments in which the ETFs invest. The Fund’s shareholders will indirectly bear fees and expenses paid by the ETFs in which it invests, in addition to the Fund’s direct fees and expenses. An index-based ETF’s performance may not match that of the index it seeks to track. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objective.